Consolidated Statements of Changes in Equity - CLP ($) $ in Thousands	Share and Paid-in Capital [Member]	Translation Reserve [Member]	Reserve for Cash Flow Hedges [Member]	Reserve for Defined Benefit Plans [Member]	Reserve for Gains and Losses on measuring Financial Asset at Fair Value of Other Comprehensive Income [Member]	Other Comprehensive Income [Member]	Other Miscellaneous Reserves [Member]	Total Other Reserves [Member]	Retained Earnings [Member]	Equity attributable to owners of the parent to Shareholders of Enel Chile [Member]	Non-controlling Interests [Member]	Total
Opening balance at Dec. 31, 2020	$ 3,882,103,470	$ 103,650,093	$ (102,946,095)		$ 1,783	$ 705,781	$ (2,278,331,266)	$ (2,277,625,485)	$ 1,747,437,805	$ 3,351,915,790	$ 242,358,709	$ 3,594,274,499
Comprehensive income
Profit (loss)									85,153,969	85,153,969	15,556,165	100,710,134
Other comprehensive income (loss)		176,151,370	(288,577,039)	$ 8,993,993	21	(103,431,655)	359,797	(103,071,858)		(103,071,858)	12,602,472	(90,469,386)
TOTAL COMPREHENSIVE INCOME										(17,917,889)	28,158,637	10,240,748
Dividends									(238,399,472)	(238,399,472)	(21,782,812)	(260,182,284)
Increase (decrease) from other changes				(8,993,993)		(8,993,993)	2,269,924	(6,724,069)	8,993,993	2,269,924	(109,989)	2,159,935
Total changes in equity		176,151,370	(288,577,039)		21	(112,425,648)	2,629,721	(109,795,927)	(144,251,510)	(254,047,437)	6,265,836	(247,781,601)
Closing balance at Dec. 31, 2021	3,882,103,470	279,801,463	(391,523,134)		1,804	(111,719,867)	(2,275,701,545)	(2,387,421,412)	1,603,186,295	3,097,868,353	248,624,545	3,346,492,898
Comprehensive income
Profit (loss)									1,252,082,258	1,252,082,258	56,901,531	1,308,983,789
Other comprehensive income (loss)		17,081,503	99,387,492	(5,211,060)	(2)	111,257,933	9,949	111,267,882		111,267,882	11,117,053	122,384,935
TOTAL COMPREHENSIVE INCOME										1,363,350,140	68,018,584	1,431,368,724
Dividends									(375,624,676)	(375,624,676)	(23,365,365)	(398,990,041)
Increase (decrease) from other changes		(178,457)	(1,033,235)	5,211,060		3,999,368	12,818,770	16,818,138	(5,211,060)	11,607,078	(1,539,356)	10,067,722
Total changes in equity		16,903,046	98,354,257		(2)	115,257,301	12,828,719	128,086,020	871,246,522	999,332,542	43,113,863	1,042,446,405
Closing balance at Dec. 31, 2022	3,882,103,470	296,704,509	(293,168,877)		1,802	3,537,434	(2,262,872,826)	(2,259,335,392)	2,474,432,817	4,097,200,895	291,738,408	4,388,939,303
Comprehensive income
Profit (loss)									633,455,775	633,455,775	46,557,616	680,013,391
Other comprehensive income (loss)		49,855,870	(131,365,686)	(794)	(30)	(81,510,640)	13,494	(81,497,146)		(81,497,146)	(2,169,133)	(83,666,279)
TOTAL COMPREHENSIVE INCOME										551,958,629	44,388,483	596,347,112
Dividends									(190,036,734)	(190,036,734)	(21,769,278)	(211,806,012)
Increase (decrease) from other changes		(20,004,872)		$ 794		(20,004,078)	6,961,999	(13,042,079)	(793)	(13,042,872)	448,741	(12,594,131)
Total changes in equity		29,850,998	(131,365,686)		(30)	(101,514,718)	6,975,493	(94,539,225)	443,418,248	348,879,023	23,067,946	371,946,969
Closing balance at Dec. 31, 2023	$ 3,882,103,470	$ 326,555,507	$ (424,534,563)		$ 1,772	$ (97,977,284)	$ (2,255,897,333)	$ (2,353,874,617)	$ 2,917,851,065	$ 4,446,079,918	$ 314,806,354	$ 4,760,886,272